VIA EDGAR

April 1, 2025

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statements of Additional Information for the ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Quality Growth ETF, ETC 6 Meridian Quality Dividend Yield ETF, ETC 6 Meridian Quality Value ETF, Range Nuclear Renaissance Index ETF, Range Global Coal Index ETF, Range Global LNG Ecosystem Index ETF, and Range Global Offshore Oil Services Index ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 443, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001013762-25-002769 on March 26, 2025 with an effective date of March 28, 2025.

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski
Richard Malinowski